Allowance for Loan Losses - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	$ 7,675	$ 2,334
Loans collectively evaluated for general impairment	644,244	569,513
Acquired with deteriorated credit quality	338
Total Gross Loans	652,257	571,847
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	7,262	2,102
Loans collectively evaluated for general impairment	506,368	462,674
Acquired with deteriorated credit quality	33
Total Gross Loans	513,663	464,776
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	413
Loans collectively evaluated for general impairment	124,128	92,890
Acquired with deteriorated credit quality	305
Total Gross Loans	124,846	93,122
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment		232
Loans collectively evaluated for general impairment	13,748	13,949
Total Gross Loans	$ 13,748	$ 13,949